INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3-	INVENTORIES

	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Raw materials	275	252
Work in process	107	122
Finished products	94	101
	476	475

The balances are net of write-down of $681,000 and $692,000 as of December 31, 2011 and 2010, respectively.